EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	¥ 184,807	¥ 241,854	¥ 178,760
Net income for basic and diluted earnings per share	¥ 184,807	¥ 241,854	¥ 178,760
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	56,849,332	55,540,670	53,767,810
Dilutive effect of outstanding share options	2,749,379	3,464,591	4,983,046
Denominator for diluted earnings per share	59,598,711	59,005,261	58,750,856
Basic earnings per Class A and Class B ordinary share	¥ 3.25	¥ 4.35	¥ 3.32
Diluted earnings per Class A and Class B ordinary share	¥ 3.1	¥ 4.1	¥ 3.04